Summary of Significant Accounting Policies (Tables) - Free Share X-Change Limited (Anguilla) [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Schedule of Estimated Useful Lives of Property and Equipment Annual Rates

Plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on straight line basis to write off the cost of plant and equipment over their expected useful lives at the following annual rates:

Computer hardware	33%
Computer software	20%

Depreciation is calculated on straight line basis to write off the cost of plant and equipment over their expected useful lives at the following annual rates:

Computer hardware	33%
Computer software	20%

Schedule of Foreign Currency Translation, Exchange Rate Used

Translation of amounts from RM into US$1 and CNY into US$1 has been made at the following exchange rates for the respective periods:

As of and for the six months ended September 30,
2019

Six months-end RM : US$1 exchange rate	4.1889
Year-average RM : US$1 exchange rate	4.1553
Six months-end CNY : US$1 exchange rate	6.9829
Year-average CNY : US$1 exchange rate	6.8995

Translation of amounts from RM into US$1 and CNY into US$ 1 has been made at the following exchange rates for the respective periods:

As of and for the year ended
March 31, 2019

Year-end RM : US$1 exchange rate	4.0828
Year-average RM : US$1 exchange rate	4.0758

Year-end RM : US$1 exchange rate	6.7114
Year-average RM : US$1 exchange rate	6.7125